As filed with the U.S. Securities and Exchange Commission on August 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end:  May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

May 31, 2023

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

Dear Shareholder,

The ClearShares team is pleased to provide you with the annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (“PIFI”). OCIO launched June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects the Funds’ performance for the period of June 1, 2022 through May 31, 2023 (the “current fiscal period”).

OCIO’s performance for the current fiscal period was +0.36% measured in the market price of the Fund and +0.47% measured in the net asset value (“NAV”). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned +0.10% for the current fiscal period.

OPER’s performance for the current fiscal period was +3.55% measured in the market price of the Fund and +3.54% measured in NAV. By comparison, OPER’s benchmark, ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index, returned +3.17% for the current fiscal period.

PIFI’s performance for the current fiscal period was -0.39% measured in the market price of the Fund and -0.45% measured in NAV. By comparison, PIFI’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index returned -0.53% for the current fiscal period.

OCIO generated a positive performance over the current fiscal period while global markets were increasingly choppy as they adjusted to continual changes in Federal Reserve policy. OCIO outperformed its benchmark due to a flexible risk posture during the period. Using our systematic investment process, we maintained short-duration fixed income for the period, which proved optimal as almost all bonds of any duration declined, with 2022 being one of the worst annual bond returns in decades.

As trends in equities strengthened, equity exposure increased, particularly in the more tech and growth sectors, as more value-oriented equities, which had outperformed in 2022, began to weaken. Additionally, we steadily increased our international exposure in developed markets as they strengthened late in the fourth quarter of 2022. Finally, emerging markets exposure remains minimal due to falling trends and relative weakness against U.S. equity markets.

OPER delivered strong relative performance against fixed income ETFs and its benchmark, despite the significant volatility in the fixed income markets during the current fiscal period. The Fed continued its campaign of aggressive monetary tightening and ended the period at a target range of 5.00%-5.25% for the Fed Funds Rate, representing an increase of 425 basis points. This precipitous rise in rates wreaked havoc in the fixed income markets and contributed to the well-publicized bank failures earlier this year. OPER’s investment strategy minimizes direct yield curve exposure

ClearShares ETFs

which resulted in a SEC 30 Day Yield of 4.92% at the end of the fiscal year. While it’s difficult to predict how far the Fed will take its campaign, OPER should continue to be a beneficiary of an elevated rate environment.

PIFI generated relative outperformance versus the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and other comparable intermediate fixed income vehicles over the current fiscal period. Fixed income markets continued to grapple with an inflationary environment and a restrictive Federal Reserve. Despite these conditions, asset allocators began to see value in the bond market in 2023, as interest rates seem to have peaked in late 2022. In addition, fears of economic slowdown and an early Spring regional banking crisis drove investors into high-grade securities. As mid-2023 approaches, the Federal Open Market Committee (“FOMC”) is poised to halt interest rate increases in the near term. PIFI has increased interest rate risk in the portfolio and raised the credit quality by favoring government bonds over corporate debt issues. Our duration extension has been a positive attribution to relative performance in the new year. During the second half of 2023, we expect to see slower economic growth and lower inflationary pressures as a result of restrictive monetary policy. This may cause liquidity issues in riskier asset classes. PIFI is well positioned to perform and provide income in uncertain times.

The ClearShares team looks forward to serving your investment needs and we thank you for your continued trust.

Sincerely,

Thomas E. Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

ClearShares ETFs

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

Federal Open Market Committee: a branch of the Federal Reserve System that determines the direction of monetary policy.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2023	One Year	Five Years	Since Inception (a)
ClearShares OCIO ETF - NAV	0.47%	4.61%	5.06%
ClearShares OCIO ETF - Market	0.36%	4.59%	5.06%
S&P Target Risk Growth Index	0.10%	4.65%	5.01%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2022,

ClearShares OCIO ETF

Performance Summary
(Unaudited) (Continued)

is 0.63%. The Adviser has contractually agreed to waive certain amounts of the Fund’s management fee when the Fund invests in the ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser. With respect to assets of the Fund invested in the ClearShares Ultra-Short Maturity ETF, the Adviser will waive the Fund’s management fee in an amount equal to the management fee of the ClearShares Ultra-Short Maturity ETF, at least through September 30, 2023. This arrangement may only be changed or eliminated by the Fund’s Board of Trustees upon 60 days written notice to the Adviser. The total annual operating expenses less fee waiver as stated in the fee table to the Fund’s prospectus dated September 30, 2022 is 0.62%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is June 26, 2017.

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on July 10, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2023	One Year	Since Inception (a)
ClearShares Ultra-Short Maturity ETF - NAV	3.54%	1.59%
ClearShares Ultra-Short Maturity ETF - Market	3.55%	1.59%
ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index	3.17%	1.49%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited) (Continued)

expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2022, is 0.20%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is July 10, 2018.

ClearShares Piton Intermediate Fixed Income ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns May 31, 2023	One Year	Since Inception (a)
ClearShares Piton Intermediate Fixed Income ETF - NAV	-0.45%	-2.38%
ClearShares Piton Intermediate Fixed Income ETF - Market	-0.39%	-2.37%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	-0.53%	-2.74%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would

ClearShares Piton Intermediate Fixed Income ETF

Performance Summary
(Unaudited) (Continued)

pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2022 is 0.46%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is October 1, 2020.

ClearShares ETFs

Portfolio Allocations
As of May 31, 2023 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	49.3%
Exchange-Traded Funds - Fixed Income	33.5
Exchange-Traded Funds - Global Equity	16.1
Short-Term Investments	1.1
Investments Purchased with Proceeds from Securities Lending	28.3
Liabilities in Excess of Other Assets	(28.3)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	95.7%
Short-Term Investments	4.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Corporate Bonds	42.6%
U.S. Government Notes/Bonds	34.9
U.S. Government Agency Issues	19.5
Municipal Bonds	2.3
Other Assets in Excess of Liabilities	0.4
Short-Term Investments	0.3
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
May 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.9% (a)
	Domestic Equity — 49.3%
17,437	Invesco QQQ Trust Series 1 (b)	$6,067,902
52,892	iShares Cohen & Steers REIT ETF	2,807,507
10,878	iShares Core S&P 500 ETF	4,562,560
5,144	iShares Core S&P Mid-Cap ETF	1,235,692
12,872	iShares Core S&P Small-Cap ETF (b)	1,189,759
78,690	iShares MSCI USA Min Vol Factor ETF	5,621,614
80,759	Schwab 1000 Index ETF	3,249,742
401	Schwab U.S. Dividend Equity ETF (b)	27,906
101,462	SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,201,957
534	SPDR Portfolio S&P 500 Value ETF	21,707
3,246	SPDR S&P 500 ETF Trust (b)	1,356,341
32,800	Technology Select Sector SPDR Fund	5,388,384
22,469	Vanguard Growth ETF (b)	5,955,633
597	Vanguard High Dividend Yield ETF (b)	60,512
9,689	Vanguard Information Technology ETF	4,039,150
545	Vanguard Real Estate ETF (b)	43,600
11,154	Vanguard S&P 500 ETF (b)	4,281,909
23,186	Vanguard Total Stock Market ETF (b)	4,803,675
44,283	Vanguard Value ETF	5,968,020
		61,883,570
	Fixed Income — 33.5%
64,010	ClearShares Ultra-Short Maturity ETF (b)(c)	6,414,762
32,000	iShares 3-7 Year Treasury Bond ETF	3,740,160
38,000	iShares 7-10 Year Treasury Bond ETF	3,726,280
35,000	iShares 20+ Year Treasury Bond ETF (b)	3,604,650
1	iShares Core Total USD Bond Market ETF	46
75,180	iShares Floating Rate Bond ETF	3,813,881
27,438	iShares Intermediate Government/Credit Bond ETF (b)	2,851,082
227	iShares Short Treasury Bond ETF	25,063
40,638	JPMorgan Ultra-Short Income ETF	2,041,247
2	Schwab U.S. Aggregate Bond ETF	93
21,984	Schwab U.S. TIPS ETF (b)	1,158,777
58,530	SPDR Bloomberg 1-3 Month T-Bill ETF	5,371,298
37,551	Vanguard Short-Term Bond ETF (b)	2,859,133

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
May 31, 2023 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.9% (Continued) (a)
	Fixed Income — 33.5% (Continued)
23,803	Vanguard Short-Term Corporate Bond ETF (b)	$1,807,838
32,752	Vanguard Short-Term Treasury ETF	1,904,856
36,818	Vanguard Total Bond Market ETF	2,689,187
		42,008,353
	Global Equity — 16.1%
77,046	iShares Core MSCI EAFE ETF (b)	5,087,347
84,609	iShares Core MSCI Total International Stock ETF	5,150,996
118,000	Schwab International Equity ETF (b)	4,068,640
94,300	Vanguard FTSE Developed Markets ETF (b)	4,208,609
43,570	Vanguard FTSE Emerging Markets ETF (b)	1,701,408
		20,217,000
	Total Exchange-Traded Funds (Cost $112,011,880)	124,108,923

	SHORT-TERM INVESTMENTS — 1.1%
1,423,827	First American Government Obligations Fund, Class X — 4.97% (d)	1,423,827
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,423,827)	1,423,827
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 28.3%
35,405,259	Mount Vernon Liquid Assets Portfolio, LLC — 5.29% (d)(e)	35,405,259
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,405,259)	35,405,259
	TOTAL INVESTMENTS — 128.3% (Cost $148,840,966)	160,938,009
	Liabilities in Excess of Other Assets - (28.3)%	(35,477,205)
	NET ASSETS — 100.0%	$125,460,804

Percentages are stated as a percent of net assets.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

(b)	All or a portion of this security is out for loan as of May 31, 2023. Total value of securities on loan is $34,421,561 or 27.4% of net assets.
(c)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(d)	Rate shown is the annualized seven-day yield as of May 31, 2023.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2023

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 95.7%
$35,100,000	Buckler Securities, LLC, 5.18%, dated 5/31/2023, matures 6/01/2023, repurchase price $35,105,051
	(collateralized by various U.S. government mortgage-backed securities: Total Value $36,158,202)	$35,100,000
50,000,000	Buckler Securities, LLC, 5.16%, dated 5/23/2023, matures 6/23/2023, repurchase price $50,222,167
	(collateralized by various U.S. government treasury notes and mortgage-backed securities: Total Value $51,564,285)	50,000,000
60,000,000	CF Secured, LLC, 5.14%, dated 5/04/2023, matures 6/05/2023, repurchase price $60,274,133
	(collateralized by various U.S. government treasury notes, bonds and mortgage-backed securities: Total Value $61,492,856)	60,000,000
10,000,000	Clear Street, LLC, 5.14%, dated 5/24/2023, matures 6/23/2023, repurchase price $10,042,833
	(collateralized by various U.S. government treasury notes: Total Value $10,243,774)	10,000,000
20,000,000	MIRAE Asset Securities (USA) Inc., 5.11%, dated 5/19/2023, matures 6/15/2023, repurchase price $20,076,650
	(collateralized by various U.S. government treasury notes, bills and mortgage-backed securities: Total Value $20,478,184)	20,000,000
55,000,000	South Street Securities, LLC, 5.12%, dated 5/19/2023, matures 6/15/2023, repurchase price $55,211,200
	(collateralized by various U.S. government treasury notes and mortgage-backed securities: Total Value $56,100,009)	55,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $230,100,000)	230,100,000

	SHORT-TERM INVESTMENTS — 4.1%
	U.S. TREASURY BILLS — 4.1%
10,000,000	United States Treasury Bill 07/13/2023, 4.93% (a)	9,940,717

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Shares	Security Description	Value
	MONEY MARKET FUNDS — 0.0% (b)
42,599	First American Government Obligations Fund, Class X — 4.97% (c)	$42,599
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,985,315)	9,983,316
	TOTAL INVESTMENTS — 99.8% (Cost $240,085,315)	240,083,316
	Other Assets in Excess of Liabilities — 0.2%	419,710
	NET ASSETS — 100.0%	$240,503,026

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond, rate shown is the effective yield.
(b)	Less than 0.05% of net assets.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023

Principal Amount	Security Description	Value
	CORPORATE BONDS — 42.6%
	Communications — 3.2%
	Alphabet, Inc.
$1,500,000	08/15/2026, 1.998%	$1,404,614
	Amazon.com, Inc.
1,640,000	04/13/2032, 3.600%	1,538,891
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%	1,341,803
		4,285,308
	Consumer, Cyclical — 4.6%
	Costco Wholesale Corporation
2,004,000	06/20/2027, 1.375%	1,793,346
	Home Depot, Inc.
1,624,000	04/15/2027, 2.875%	1,540,993
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%	1,422,207
	Target Corporation
1,400,000	04/15/2029, 3.375%	1,332,167
		6,088,713
	Consumer, Non-cyclical — 10.4%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%	1,510,164
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%	1,451,392
	Hershey Company
1,500,000	11/15/2024, 2.050%	1,443,381
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%	1,458,196
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	493,682
	Pfizer, Inc.
1,885,000	06/03/2026, 2.750%	1,802,626
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%	1,371,206

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 42.6% (Continued)
	Consumer, Non-Cyclical — 10.4% (Continued)
	Sysco Corporation
$1,500,000	04/01/2030, 5.950%	$1,582,763
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%	1,358,803
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%	1,452,856
		13,925,069
	Energy — 1.6%
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%	1,454,714
	Shell International Finance BV
700,000	11/07/2029, 2.375%	616,976
		2,071,690
	Financial — 13.8%
	American Express Company
1,265,000	05/03/2029, 4.050%	1,220,024
	Bank of America Corporation
1,525,000	Series MTN, 07/22/2033, 5.015% (a)	1,491,647
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%	1,339,403
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 5.475% (SOFR + 0.445%)	1,023,442
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%	1,458,363
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%	1,551,706
	Capital One Financial Corporation
750,000	01/29/2024, 3.900%	740,987
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%	1,464,732
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (a)	1,445,976
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%	1,477,960

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 42.6% (Continued)
	Financial — 13.8% (Continued)
	MetLife, Inc.
$1,400,000	04/10/2024, 3.600%	$1,378,611
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	598,213
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%	993,221
	State Street Corporation
1,500,000	08/18/2025, 3.550%	1,460,043
	US Bancorp
880,000	Series MTN, 01/27/2028, 2.215% (a)	785,297
		18,429,625
	Industrial — 4.9%
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%	1,412,535
	Honeywell International, Inc.
1,750,000	09/01/2031, 1.750%	1,417,544
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 5.119% (SOFR + 0.120%)	900,020
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%	1,457,576
	Waste Management, Inc.
1,688,000	03/15/2031, 1.500%	1,343,869
		6,531,544
	Technology — 3.0%
	Apple, Inc.
1,787,000	08/08/2032, 3.350%	1,680,641
	Intel Corporation
1,500,000	07/29/2025, 3.700%	1,467,936
	Microsoft Corporation
800,000	02/06/2024, 2.875%	788,961
		3,937,538

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 42.6% (Continued)
	Utilities — 1.1%
	Florida Power & Light Company
$1,531,000	05/15/2033, 4.800%	$1,531,126
	TOTAL CORPORATE BONDS (Cost $60,498,302)	56,800,613

	MUNICIPAL BONDS — 2.3%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	309,033
	City of Pasadena, California
245,000	05/01/2030, 4.050%	242,390
	Massachusetts School Building Authority
1,605,000	08/15/2030, 1.753%	1,363,552
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,197,649
		3,112,624
	TOTAL MUNICIPAL BONDS (Cost $3,340,648)	3,112,624

	U.S. GOVERNMENT AGENCY ISSUES — 19.5%
	Federal Farm Credit Banks Funding Corporation
1,000,000	12/01/2023, 0.500%	975,826
150,000	02/10/2025, 0.320%	138,373
1,820,000	09/28/2026, 0.940%	1,620,355
1,500,000	10/19/2026, 5.300%	1,483,681
875,000	03/10/2028, 4.375%	892,806
	Federal Home Loan Banks
1,175,000	11/15/2024, 1.100%	1,106,993
1,500,000	01/13/2025, 1.100%	1,405,226
1,696,500	03/23/2026, 1.000%	1,532,072
300,000	02/26/2027, 0.900%	264,180
5,000,000	11/16/2028, 3.250%	4,858,093
	Federal Home Loan Mortgage Corporation
500,000	05/15/2024, 0.360%	476,760
750,000	10/28/2024, 0.410%	701,120
1,000,000	07/21/2025, 0.375%	917,294

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 19.5% (Continued)
	Federal National Mortgage Association
$2,750,000	04/22/2025, 0.625%	$2,558,530
3,000,000	10/08/2027, 0.750%	2,630,248
1,050,000	08/05/2030, 0.875%	853,787
	Resolution Funding Corporation Principal Strip
2,600,000	01/15/2030, 4.170% (b)	1,999,129
	Tennessee Valley Authority
565,000	Series A, 02/01/2027, 2.875%	538,658
250,000	03/15/2028, 3.875%	249,537
1,000,000	09/15/2031, 1.500%	816,359
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $27,653,900)	26,019,027

	U.S. GOVERNMENT NOTES/BONDS — 34.9%
	U.S. Treasury Bonds — 2.0%
	United States Treasury Inflation Indexed Bonds
2,943,125	07/15/2030, 0.125%	2,675,586

	U.S. Treasury Notes — 32.9%
	United States Treasury Notes
700,000	10/15/2023, 0.125%	686,614
1,000,000	10/31/2023, 0.375%	979,590
1,000,000	08/15/2024, 0.375%	946,602
3,000,000	12/15/2024, 1.000%	2,835,234
735,000	02/28/2025, 4.625%	735,560
2,275,000	04/15/2025, 2.625%	2,199,418
1,835,000	05/15/2025, 2.750%	1,777,549
1,000,000	09/15/2025, 3.500%	983,555
2,000,000	09/30/2025, 0.250%	1,827,109
1,250,000	09/30/2026, 0.875%	1,130,933
2,500,000	11/30/2026, 1.250%	2,280,957
3,000,000	12/31/2026, 1.250%	2,734,160
1,300,000	03/31/2027, 0.625%	1,149,738
3,000,000	04/30/2027, 2.750%	2,874,434
2,026,000	07/31/2027, 2.750%	1,938,510
2,000,000	03/31/2028, 1.250%	1,776,016

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2023 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 34.9% (Continued)
	U.S. Treasury Notes — 32.9% (Continued)
$1,400,000	06/30/2028, 1.250%	$1,236,977
2,750,000	08/31/2028, 1.125%	2,404,746
1,967,000	02/28/2029, 1.875%	1,776,139
2,060,000	02/28/2030, 4.000%	2,093,716
1,500,000	04/30/2030, 3.500%	1,481,836
3,000,000	11/15/2031, 1.375%	2,508,633
3,775,000	02/15/2032, 1.875%	3,280,490
2,300,000	02/15/2033, 3.500%	2,272,328
		43,910,844
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $49,515,436)	46,586,430

Shares
	SHORT-TERM INVESTMENTS — 0.3%
361,846	First American Government Obligations Fund - Class X, 4.97% (c)	361,846
	TOTAL SHORT-TERM INVESTMENTS (Cost $361,846)	361,846
	TOTAL INVESTMENTS — 99.6% (Cost $141,370,132)	132,880,540
	Other Assets in Excess of Liabilities — 0.4%	600,297
	NET ASSETS — 100.0%	$133,480,837

Percentages are stated as a percent of net assets.
SOFR Secured Overnight Financing Rate
(a)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2023.
(b)	Zero coupon bond, rate shown is the effective yield.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
May 31, 2023

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in unaffiliated securities, at value*+	$154,523,247	$240,083,316	$132,880,540
Investments in affiliated securities, at value*	6,414,762	—	—
Interest receivable	5,838	460,541	651,774
Receivable for securities sold	5,404,032	—	—
Securities lending income receivable	8,282	—	—
Total assets	166,356,161	240,543,857	133,532,314

LIABILITIES
Payable for securities purchased	5,432,336	—	—
Collateral received for securities loaned (See Note 4)	35,405,259	—	—
Management fees payable, net of waiver	57,762	40,831	51,477
Total liabilities	40,895,357	40,831	51,477

NET ASSETS	$125,460,804	$240,503,026	$133,480,837

Net Assets Consist of:
Paid-in capital	$113,456,574	$240,261,750	$143,196,804
Total distributable earnings (accumulated deficit)	12,004,230	241,276	(9,715,967)
Net assets	$125,460,804	$240,503,026	$133,480,837

Net Asset Value:
Net assets	$125,460,804	$240,503,026	$133,480,837
Shares outstanding ^	4,350,000	2,400,000	1,450,000
Net asset value, offering and redemption price per share	$28.84	$100.21	$92.06

* Identified Cost:
Investments in unaffiliated securities	$142,433,326	$240,085,315	$141,370,132
Investments in affiliated securities	6,407,640	—	—
+ Includes loaned securities with a value of	$34,421,561	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Year Ended May 31, 2023

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
INCOME
Dividends from unaffiliated investments	$2,788,985	$—	$—
Dividends from affiliated investments	217,055	—	—
Securities lending income, net (See Note 4)	146,643	—	—
Interest	47,573	8,974,309	2,618,997
Total investment income	3,200,256	8,974,309	2,618,997

EXPENSES
Management fees	688,018	482,142	589,462
Total expenses before waiver	688,018	482,142	589,462
Less management fees waived (See Note 3)	(12,876)	—	(153)
Net expenses	675,142	482,142	589,309
Net investment income (loss)	2,525,114	8,492,167	2,029,688

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(271,378)	—	(1,140,431)
Investments in affiliated securities	—	—	369
In-kind redemptions on unaffiliated securities	589,342	—	—
In-kind redemptions on affiliated securities	364	—	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,461,737)	(1,999)	(1,573,697)
Investments in affiliated securities	7,229	—	—
Net realized and unrealized gain (loss) on investments	(2,136,180)	(1,999)	(2,713,759)
Net increase (decrease) in net assets resulting from operations	$388,934	$8,490,168	$(684,071)

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Statements of Changes in Net Assets

	Year Ended May 31, 2023	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$2,525,114	$1,910,238
Net realized gain (loss) on investments	318,328	2,849,720
Change in unrealized appreciation (depreciation) of investments	(2,454,508)	(10,907,516)
Net increase (decrease) in net assets resulting from operations	388,934	(6,147,558)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,434,696)	(3,876,671)
Total distributions to shareholders	(4,434,696)	(3,876,671)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,329,455	9,640,540
Payments for shares redeemed	(4,304,130)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	3,025,325	9,640,540
Net increase (decrease) in net assets	$(1,020,437)	$(383,689)

NET ASSETS
Beginning of year	$126,481,241	$126,864,930
End of year	$125,460,804	$126,481,241

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	250,000	300,000
Shares redeemed	(150,000)	—
Net increase (decrease)	100,000	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

Statements OF CHANGES IN NET ASSETS

	Year Ended May 31, 2023	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$8,492,167	$719,222
Change in unrealized appreciation (depreciation) on investments	(1,999)	—
Net increase (decrease) in net assets resulting from operations	8,490,168	719,222

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(8,282,598)	(696,252)
Total distributions to shareholders	(8,282,598)	(696,252)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	140,331,505	165,161,575
Payments for shares redeemed	(100,234,045)	(85,085,810)
Net increase (decrease) in net assets derived from capital share transactions (a)	40,097,460	80,075,765
Net increase (decrease) in net assets	$40,305,030	$80,098,735

NET ASSETS
Beginning of year	$200,197,996	$120,099,261
End of year	$240,503,026	$200,197,996

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,400,000	1,650,000
Shares redeemed	(1,000,000)	(850,000)
Net increase (decrease)	400,000	800,000

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

Statements OF CHANGES IN NET ASSETS

	Year Ended May 31, 2023	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$2,029,688	$606,573
Net realized gain (loss) on investments	(1,140,062)	(428,608)
Change in unrealized appreciation (depreciation) of investments	(1,573,697)	(6,835,240)
Net increase (decrease) in net assets resulting from operations	(684,071)	(6,657,275)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,851,816)	(361,216)
Total distributions to shareholders	(1,851,816)	(361,216)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,529,010	130,339,380
Payments for shares redeemed	(9,186,418)	(21,935,575)
Transaction fees (See Note 10)	6,215	45,683
Net increase (decrease) in net assets derived from capital share transactions (a)	2,348,807	108,449,488
Net increase (decrease) in net assets	$(187,080)	$101,430,997

NET ASSETS
Beginning of year	$133,667,917	$32,236,920
End of year	$133,480,837	$133,667,917

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	125,000	1,325,000
Shares redeemed	(100,000)	(225,000)
Net increase (decrease)	25,000	1,100,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Financial Highlights
For a capital share outstanding throughout the year

	Year Ended May 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$29.76	$32.12	$26.46	$25.66	$26.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)(2)	0.58	0.46	0.42	0.59	0.49
Net realized and unrealized gain (loss) on investments (7)	(0.49)	(1.88)	5.96	1.04	(0.82)
Total from investment operations	0.09	(1.42)	6.38	1.63	(0.33)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.53)	(0.49)	(0.48)	(0.83)	(0.31)
Net realized gains	(0.48)	(0.45)	(0.24)	—	(0.21)
Total distributions to shareholders	(1.01)	(0.94)	(0.72)	(0.83)	(0.52)

CAPITAL SHARE TRANSACTIONS
Capital contributions (1)	—	—	—	0.00 (3)	—

Net asset value, end of year	$28.84	$29.76	$32.12	$26.46	$25.66

Total return	0.47%	-4.65%	24.38%	6.34%	-1.11%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$125,461	$126,481	$126,865	$104,532	$106,498

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)(4)	0.55%	0.55%	0.55%	0.55%	0.57	%(5)
Expenses to average net assets (after management fees waived)(4)	0.54%	0.54%	0.54%	0.54%	0.54	%(5)

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended May 31,
	2023	2022	2021	2020	2019
Net investment income (loss) to average net assets (before management fees waived)(2)	2.01%	1.44%	1.43%	2.17%	1.86%
Net investment income (loss) to average net assets (after management fees waived)(2)	2.02%	1.45%	1.44%	2.18%	1.89%
Portfolio turnover rate (6)	36%	51%	24%	50%	28%

(1)	Calculated based on average shares outstanding during the period.
(2)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(3)	Less than $0.005.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended May 31,				Period Ended May 31,
	2023	2022	2021	2020	2019 (1)
Net asset value, beginning of year/period	$100.10	$100.08	$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	3.53	0.39	0.42	1.25	1.87
Net realized and unrealized gain (loss) on investments (7)	(0.05)	—	—	0.29	—
Total from investment operations	3.48	0.39	0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(3.37)	(0.37)	(0.43)	(1.93)	(1.39)
Total distributions to shareholders	(3.37)	(0.37)	(0.43)	(1.93)	(1.39)

Net asset value, end of year/period	$100.21	$100.10	$100.08	$100.09	$100.48

Total return	3.54%	0.39%	0.42%	1.56%	1.88	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$240,503	$200,198	$120,099	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.28	%(4)(5)
Net investment income (loss) to average net assets	3.52%	0.39%	0.42%	1.25%	2.12	%(4)
Portfolio turnover rate (6)	0%	0%	0%	0%	0	%(3)

(1)	Commencement of operations on July 10, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized
(5)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the adviser a management fee of 0.30%.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended May 31,		Period Ended May 31,
	2023	2022	2021 (1)
Net asset value, beginning of year/period	$93.80	$99.19	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.42	0.71	0.07
Net realized and unrealized gain (loss) on investments (7)	(1.86)	(5.75)	(0.94)
Total from investment operations	(0.44)	(5.04)	(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.30)	(0.40)	(0.02)
Total distributions to shareholders	(1.30)	(0.40)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 10)	0.00 (3)	0.05	0.08

Net asset value, end of year/period	$92.06	$93.80	$99.19

Total return	-0.45%	-5.05%	-0.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$133,481	$133,668	$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.45%	0.45%	0.45	%(5)
Expenses to average net assets (after management fees waived)	0.45%	0.45%	0.44	%(5)
Net investment income (loss) to average net assets (before management fees waived)	1.55%	0.73%	0.10	%(5)
Net investment income (loss) to average net assets (after management fees waived)	1.55%	0.73%	0.11	%(5)
Portfolio turnover rate (6)	21%	42%	80	%(4)

(1)	Commencement of operations on October 1, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
May 31, 2023

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is May 31, 2023. The period covered by these Notes to Financial Statements for the Funds is the fiscal year ended May 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$124,108,923	$—	$—	$124,108,923
Short-Term Investments	1,423,827	—	—	1,423,827
Investments Purchased with Proceeds from Securities Lending	—	35,405,259	—	35,405,259
Total Investments in Securities	$125,532,750	$35,405,259	$—	$160,938,009

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

ClearShares Ultra-Short Maturity ETF
Assets^	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$230,100,000	$—	$230,100,000
Short-Term Investments	42,599	9,940,717	—	9,983,316
Total Investments in Securities	$42,599	$240,040,717	$—	$240,083,316

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$56,800,613	$—	$56,800,613
Municipal Bonds	—	3,112,624	—	3,112,624
U.S. Government Agency Issues	—	26,019,027	—	26,019,027
U.S. Government Notes/Bonds	—	46,586,430	—	46,586,430
Short-Term Investments	361,846	—	—	361,846
Total Investments in Securities	$361,846	$132,518,694	$—	$132,880,540

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended May 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(589,706)	$589,706
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Ultra-Short Maturity ETF	0.20%
ClearShares Piton Intermediate Fixed Income ETF	0.45%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2023, resulting in $12,876 waived from ClearShares OCIO ETF and $153 waived from

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 34,421,561	$ 35,405,259

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $146,643.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Buckler Securities, LLC	5.15
	CF Secured, LLC	1.30
	Clear Street, LLC	1.00
	MIRAE Asset Securities (USA), Inc.	1.30
	South Street Securities	3.59
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$45,062,994	$47,040,637
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$35,456,374	$26,325,747

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $23,109,660 of purchases and $11,678,892 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$7,233,504	$4,262,232
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF
Value at May 31, 2022	$6,259,941	$—
Purchases at Cost	368,136	1,332,196
Proceeds from Sales	(220,908)	(1,332,565)
Net Realized Gain (Loss)	364	369
Change in Unrealized Appreciation (Depreciation)	7,229	—
Value at May 31, 2023	$6,414,762	$—
Shares held at May 31, 2023	64,010	—
Dividend Income	$217,055	$—

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2023 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$148,866,272	$240,085,315	$141,436,654
Gross tax unrealized appreciation	$14,507,439	$—	$251,305
Gross tax unrealized depreciation	(2,435,702)	(1,999)	(8,807,419)
Net tax unrealized appreciation (depreciation)	12,071,737	(1,999)	(8,556,114)
Undistributed ordinary income	200,434	243,275	441,425
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(267,941)	—	(1,601,278)
Distributable Earnings (accumulated deficit)	$12,004,230	$241,276	$(9,715,967)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2023, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2023, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$267,941	$—	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$882,446	$718,832	Indefinite

During the year ended May 31, 2023, no capital loss carryforwards were utilized by the Funds.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

The tax character of distributions paid by the Funds during the fiscal years ended May 31, 2023 and May 31, 2022, was as follows:

	Year Ended May 31, 2023		Year Ended May 31, 2022
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$2,324,680	$2,110,016	$1,951,069	$1,925,602
ClearShares Ultra-Short Maturity ETF	$8,282,598	$—	$696,252	$—
ClearShares Piton Intermediate Fixed Income ETF	$1,851,816	$—	$361,216	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Continued)

subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of ClearShares ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of their operations, the changes in net assets and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearShares OCIO ETF	For the year ended May 31, 2023	For the years ended May 31, 2023 and 2022	For the years ended May 31, 2023, 2022, 2021, 2020 and 2019
ClearShares Ultra-Short Maturity ETF	For the year ended May 31, 2023	For the years ended May 31, 2023 and 2022	For the years ended May 31, 2023, 2022, 2021 and 2020 and for the period from July 10, 2018 (commencement of operations) through May 31, 2019
ClearShares Piton Intermediate Fixed Income ETF	For the year ended May 31, 2023	For the years ended May 31, 2023 and 2022	For the years ended May 31, 2023 and 2022 and for the period from October 1, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with

ClearShares ETFs

Report of Independent Registered Public ACcounting Firm
(Continued)

respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 27, 2023

ClearShares ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

ClearShares ETFs

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

ClearShares ETFs

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).
Kathryne E. Keough Born: 1995	Assistant Secretary	Indefinite term; since 2023

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2020 -2021); Law Student (2018-2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

ClearShares ETFs

Expense Example
For the Six-Months Ended May 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2023 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,009.50	$2.71	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.24	$2.72	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,022.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.93	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,020.70	$2.27	0.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.69	$2.27	0.45%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 5-6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of (i) the investment advisory agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF (each, a “Fund” and, collectively, the “Funds”), (ii) the investment sub-advisory agreement between the Adviser and Piton Investment Management, LP (“Piton” or a “Sub-Adviser”) with respect to OPER and PIFI (the “Piton Sub-Advisory Agreement”), and (iii) the investment sub-advisory agreement between the Adviser and BluePrint Investment Partners LLC (“BluePrint” or a “Sub-Adviser” and, collectively with Piton and the Adviser, the “Advisers”) with respect to OCIO (the “BluePrint Sub-Advisory Agreement” and, collectively with the Advisory Agreement and Piton Sub-Advisory Agreement, the “Agreements”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided by the Advisers to the Funds; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Advisers, along with other service providers of the Funds, had provided written and oral updates on the firms over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, representatives from the Advisers provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Agreements in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-advisers, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

ClearShares OCIO ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P Target Risk Growth Index, for each of the one-year, three-year, five-year, and since inception periods. In comparing the Fund’s performance to that of its benchmark, the Board noted that the Fund seeks to outperform a traditional 60/40 mix of global equity and fixed income investments by investing primarily in other ETFs that provide exposure to a broad range of asset classes; whereas, the S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

The Board then noted that, for the three- and five-year periods ended December 31, 2022, the Fund slightly outperformed the median return of its Peer Group, but the Fund underperformed the median return of its Peer Group over the one-year period. The Board also noted that, for the one- and three-year periods, the Fund outperformed the median return of its Category Peer Group, which is comprised of funds in the Morningstar US Fund Allocation—50% to 70% Equity category, but slightly underperformed its Category Peer Group over the five-year period. The Board took into consideration that although the Peer Group includes a mix of actively managed ETFs operating as fund of funds, some of the ETFs in the Peer Group either allocate a lower percentage of their assets to equities or employ a tactical allocation strategy that could result in lower or higher allocations to equities from time to time. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-, three- and five-year periods ended December 31, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ETFs that invest in a global basket of equities and fixed income securities through other ETFs.

ClearShares Ultra-Short Maturity ETF: The Board noted that the Fund outperformed its broad-based benchmark, the ICE BofA 3 Month Treasury Bill Index, for each of the one-year, three-year, and since inception periods. In comparing the Fund’s performance to that of its benchmark, the Board noted that the Fund invests primarily in repurchase agreements collateralized by U.S. government securities; whereas, the ICE BofA 3 Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Board then noted that, for the one- and three-year periods ended December 31, 2022, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Ultrashort Bond category. The Board took into consideration that the Peer Group includes a mix of ultra-short maturity bond ETFs, the majority of which have much higher assets under

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

management than the Fund. The Board also noted that the Fund outperformed all of the funds in the Selected Peer Group for the one- and three-year periods ended December 31, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ultra-short bond funds and ultra-short maturity funds, none of which invests in repurchase agreements in a similar manner to the Fund.

ClearShares Piton Intermediate Fixed Income ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg Intermediate Government/Credit Index, for each of the one-year and since inception periods. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund invests principally in U.S.-dollar denominated, investment-grade securities and seeks to typically maintain a dollar-weighted average portfolio maturity of zero to ten years; whereas, the Bloomberg Intermediate Government/Credit Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

The Board then noted that, for the one-year period ended December 31, 2022, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Intermediate Core Bond category. The Board took into consideration that the Peer Group includes a mix of intermediate and short-term bond ETFs. The Board also noted that the Fund outperformed all of the funds in the Selected Peer Group for the one-year period ended December 31, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed ETFs that invest in high-quality fixed income instruments and have maturity ranges from zero to ten years. The Board also noted that the Fund commenced operations less than three years prior to December 31, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

other expenses out of the Adviser’s own fee and resources. The Board then compared the net expense ratios of the Fund and the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

ClearShares OCIO ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

ClearShares Ultra-Short Maturity ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

ClearShares Piton Intermediate Fixed Income ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group but slightly higher than the median net expense ratio of funds in its Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ management fee rates did not include asset-level breakpoints. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with Piton

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Piton Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to OPER and PIFI. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of a Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Trustees next reviewed the Funds’ performance, noting that the Sub-Adviser’s portfolio managers actively manage the Funds’ investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared each Fund’s performance with the returns of its Peer Group and Category Peer Group for the periods ended December 31, 2022, as well as other relevant information contained in the Materials, including a comparison

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

of each Fund’s performance with the returns of the Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to each Fund’s past investment performance in light of these reports.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the Funds’ management fees were generally lower than or in line with those charged by its peer funds. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ sub-advisory fee rates did not include asset-level breakpoints. However, the Board considered that if the Fund’s sub-advisory fee schedule included breakpoints, any benefits from an increase in assets under management would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Piton Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Piton Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Piton Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with BluePrint

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the BluePrint Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to OCIO. In considering the nature, extent, and quality of the services provided by the

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Trustees next reviewed the Fund’s performance, noting that the Sub-Adviser’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared the Fund’s performance with the returns of the Peer Group and Category Peer Group for the periods ended December 31, 2022, as well as other relevant information contained in the Materials, including a comparison of the Fund’s performance with the returns of the Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to the Fund’s past investment performance in light of these reports.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by its peer funds. The

ClearShares Piton Intermediate Fixed Income ETF
ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

Board also noted the Fund’s sub-advisory fees were generally lower than the advisory fees charged by the Sub-Adviser in connection with other funds and separately managed accounts. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate included a single asset-level breakpoint. However, the Board considered that any benefits derived from such breakpoint, due to an increase in assets under management, would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the BluePrint Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the BluePrint Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the BluePrint Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	62.25%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2023, was as follows:

ClearShares OCIO ETF	22.23%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$39,396	0.04478406	11.39%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

(This Page Intentionally Left Blank.)

Adviser
ClearShares, LLC
606 Bald Eagle Drive, Suite 608
Marco Island, Florida 34145

Sub-Adviser (to OCIO only)
Blueprint Investment Partners LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, North Carolina 27405

Sub-Adviser (to OPER and PIFI)
Piton Investment Management, LP
401 Franklin Avenue, Suite 202B
Garden City, New York 11530

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol – PIFI
CUSIP — 26922A131

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2023	FYE 5/31/2022
( a ) Audit Fees	$45,000	$43,500
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$10,500	$10,500
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2023	FYE 5/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2023	FYE 5/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)  Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/4/2023

*	Print the name and title of each signing officer under his or her signature.